TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGER                                          5
      FINANCIAL INFORMATION
         Distributions to Shareholders                                  8
         Independent Auditors' Report                                   9
         Portfolio of Investments                                      10
         Notes to Portfolio of Investments                             15
         Statement of Assets and Liabilities                           16
         Statement of Operations                                       17
         Statements of Changes in Net Assets                           18
         Notes to Financial Statements                                 19






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GROWTH & INCOME FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE. (COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

         FUND                                     MINIMUM
       TYPE/NAME            VOLATILITY           INVESTMENT
----------------------------------------------------------------
CAPITAL APPRECIATION
----------------------------------------------------------------
 Aggressive Growth          Very high             $3,000
 Emerging Markets           Very high              3,000
 First Start Growth
  (Registered Trademark)    Moderate to high       3,000
 Gold                       Very high              3,000
 Growth                     Moderate to high       3,000
 Growth & Income            Moderate               3,000
 International              Moderate to high       3,000
 S&P 500(Registered
  Trademark)Index           Moderate               3,000
 Science & Technology       Very high              3,000
 Small Cap Stock            Very high              3,000
 World Growth               Moderate to high       3,000
----------------------------------------------------------------
ASSET ALLOCATION
----------------------------------------------------------------
 Balanced Strategy          Moderate              $3,000
 Cornerstone Strategy       Moderate               3,000
 Growth and Tax
  Strategy                  Moderate               3,000
 Growth Strategy            Moderate to high       3,000
 Income Strategy            Low to moderate        3,000
----------------------------------------------------------------
INCOME - TAXABLE
----------------------------------------------------------------
 GNMA(Registered Trademark) Low to moderate       $3,000
 High-Yield
  Opportunities             High                   3,000
 Income                     Moderate               3,000
 Income Stock               Moderate               3,000
 Intermediate-Term
  Bond                      Low to moderate        3,000
 Short-Term Bond            Low                    3,000
----------------------------------------------------------------
INCOME - TAX EXEMPT
----------------------------------------------------------------
 Long-Term                  Moderate              $3,000
 Intermediate-Term          Low to moderate        3,000
 Short-Term                 Low                    3,000
 State Bond Income          Moderate               3,000
----------------------------------------------------------------
MONEY MARKET
----------------------------------------------------------------
 Money Market               Very low              $3,000
 Tax Exempt
  Money Market              Very low               3,000
 Treasury Money
  Market Trust(Registered
  Trademark)                Very low               3,000
 State Money Market         Very low               3,000
----------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.





MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

--------------------------------------------------------------------------------
SO FAR 2000 HAS BEEN AN UNINSPIRING INVESTMENT YEAR. LOOKING AT VARIOUS MARKET AVERAGES, AN INVESTOR SEES MARKETS THAT ARE CLOSE TO ZERO RETURN, SLIGHTLY DOWN OR SLIGHTLY UP.
--------------------------------------------------------------------------------

The biggest attention-grabber among indices is the Dow Jones Utilities. As reported August 20 in THE NEW YORK TIMES, for the 2000 calendar year it is up 27.53%! If anyone predicted that, I missed it.

Years like this for the broad averages are, in a way, predictable. We know that the S&P 500 Index, for instance, is not likely to take a sudden quantum leap and begin to average 30% return per year. I believe it possibly will return somewhere around 12%. (Please note I am surmising, not guaranteeing.) Another interesting thing about the year 2000 is the number of actively managed funds that are outperforming index funds.

Markets must take breathers like this. Such a pause allows the valuations of securities to become more normal. That means that the relationship of, for instance, a company's earnings per share to the price of a share becomes less extreme. This, in turn, could ultimately allow the expected returns on stocks to resume.

A family of mutual funds has the potential to make this kind of a period easier. Ideally, you can build an asset allocation to express your risk tolerance. Many fixed-income fund returns look very good in a year like this. And even if you don't build such a portfolio, a fund family makes it easy to retreat to safety because of the availability of bond and money market funds.

As you probably know, I am a strong proponent of asset allocation to build a portfolio you can live with. That's because somewhere down the road this market will ignite, and when it does you want to be sure you are there.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.








INVESTMENT REVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE: Capital growth and current income.

TYPES OF INVESTMENTS: Invests principally in dividend-paying equity securities.

--------------------------------------------------------------------------------
                                           7/31/99              7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $1,136.3 Million     $1,098.5 Million
  Net Asset Value Per Share                 $20.43               $19.79
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00
--------------------------------------------------------------------------------
           1 YEAR                5 YEARS           SINCE INCEPTION ON 6/1/93
            0.99%                15.56%                     14.38%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.









                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund, the S&P 500 Index, and the Lipper Growth & Income Funds Average for the period of 06/01/1993 through 07/31/2000. The data points from the graph are as follows:


                   USAA GROWTH                               LIPPER GROWTH &
                  & INCOME FUND        S&P 500 INDEX      INCOME FUNDS AVERAGE
                  -------------        -------------      --------------------
06/01/93             $10,000              $10,000                $10,000
07/31/93               9,930                9,989                 10,035
01/31/94              10,865               10,883                 10,976
07/31/94              10,566               10,503                 10,564
01/31/95              10,751               10,940                 10,723
07/31/95              12,711               13,242                 12,740
01/31/96              14,290               15,165                 14,255
07/31/96              14,576               15,433                 14,497
01/31/97              17,895               19,158                 17,565
07/31/97              21,382               23,476                 20,988
01/31/98              21,449               24,311                 21,526
07/31/98              22,449               28,008                 23,545
01/31/99              23,693               32,215                 25,391
07/31/99              25,935               33,666                 26,831
01/31/00              25,312               35,546                 27,061
07/31/00              26,192               36,685                 27,969


DATA SINCE INCEPTION ON 6/1/93 THROUGH 7/31/00






THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA GROWTH & INCOME FUND TO THE S&P 500 INDEX AND THE LIPPER GROWTH & INCOME FUNDS AVERAGE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX. THE LIPPER GROWTH & INCOME FUNDS AVERAGE IS AN AVERAGE OF ALL GROWTH AND INCOME FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, R. DAVID ULLOM, CFA, APPEARS HERE.]

INTRODUCTION

For the latest fiscal year ended July 31, 2000, the USAA Growth & Income Fund annual total return was 0.99%, while the S&P 500 Index total return was 8.97%. All of the underperformance, relative to the S&P 500, occurred in the period from July 31, 1999, through January 30, 2000. Since the end of January, the Fund is actually up some 3.48%, whereas the S&P 500 is up 3.20%. The subdued performance of the S&P 500 is at least partially the result of earnings disappointments and valuation concerns with the technology sector of the market. Also, many OLD ECONOMY companies have respectable quarterly earnings growth, thus attracting the attention of some investors who are exiting technology.

As discussed in previous reports to shareholders, our strategy for the USAA Growth & Income Fund is to select the stocks of companies that have demonstrated sound management, offer an attractive valuation, and have a strong prospect for earnings and revenue growth.

PERFORMANCE

Over the course of the latest 12 months, volatility has increased for the market overall and for stocks in particular. At least a part of the increased volatility in individual stocks comes from the rise in prominence of NEW ECONOMY stocks (primarily technology companies). In this regard, the USAA Growth & Income Fund has benefited in that the Fund's weighting in the technology sector is less than that of the S&P 500. However, the benefit of the lower volatility was more than offset by the fact that technology stocks did well over the 12-month period. The consumer-cyclicals area also hindered performance. Although this sector did not perform particularly well (relative to the S&P 500), performance of the Fund's holdings have done worse.

Holdings in consumer staples and financials helped the Fund most. In consumer staples, Philip Morris' proposed acquisition of Nabisco helped performance, while our holdings in Morgan Stanley Dean Witter, PMI Group, and American International Group accounted for the majority of the performance in our financial holdings.

OUTLOOK

One of the greatest concerns for the next six to 12 months relates to the market's expectations for earnings growth. These expectations appear to be optimistic given the recent series of interest-rate increases by the Federal Reserve Board. Also, the majority of earnings growth through the end of July has come from two sectors: technology and energy. Although earning gains could continue for most energy companies for the remainder of this year, gains for technology and other sectors of the market could prove more difficult.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX DEFINITION.








--------------------------------------    --------------------------------------
       TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES
         (% OF NET ASSETS)                         (% OF NET ASSETS)
--------------------------------------    --------------------------------------
Intel Corp.                        3.1    Finance - Diversified              6.9
Cisco Systems, Inc.                2.9    Health Care - Diversified          4.9
Verizon Communications             2.9    Computer Software & Service        4.7
American International Group, Inc. 2.7    Drugs                              4.6
Oracle Corp.                       2.7    Computer - Hardware                3.8
General Electric Co.               2.5    Finance - Consumer                 3.8
IBM Corp.                          2.4    Telephones                         3.7
Morgan Stanley Dean Witter         2.2    Aerospace/Defense                  3.5
Alcoa, Inc.                        2.2    Electrical Equipment               3.2
Merck & Co.                        2.0    Electronics - Semiconductors       3.1
--------------------------------------    --------------------------------------

YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
10-14.








                      PORTFOLIO INVESTMENT DIVERSIFICATION
                                     7/31/00


A pie chart is shown here illustrating the Portfolio Investment Diversification as of July 31, 2000 for the USAA Growth & Income Fund to be:

Basic Materials - 3.8%; Capital Goods - 11.8%; Consumer Cyclicals - 8.4%; Consumer Staples - 7.9%; Energy - 7.8%; Financial - 22.1%; Health Care - 11.3%; Technology - 18.4%; Transportation - 0.8%; Communication Services - 5.6%; and Utilities - 2.3%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.









DISTRIBUTIONS TO SHAREHOLDERS
The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2000. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2001.

                     Ordinary income                $ .2789 *
                     Long-term capital gains          .5186
                                                    -------
                        Total                       $ .7975
                                                    =======

100% of ordinary income distributions qualify for deduction by corporations.

* INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.








INDEPENDENT AUDITORS' REPORT


KPMG


The Shareholders and Board of Directors

USAA GROWTH & INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth & Income Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth & Income Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                            KPMG LLP


San Antonio, Texas
September 1, 2000









USAA GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 2000


                                                                      MARKET
  NUMBER                                                              VALUE
OF SHARES                    SECURITY                                 (000)
--------------------------------------------------------------------------------

                              COMMON STOCKS (96.1%)
            AEROSPACE/DEFENSE (3.5%)
  500,000   B.F. Goodrich Co.                                          $  17,844
  410,000   Boeing Co.                                                    20,090
--------------------------------------------------------------------------------
                                                                          37,934
--------------------------------------------------------------------------------
            ALUMINUM (2.2%)
  780,000   Alcoa, Inc.                                                   23,595
--------------------------------------------------------------------------------
            AUTOMOBILES (1.2%)
  285,000   Ford Motor Co.                                                13,270
--------------------------------------------------------------------------------
            AUTO PARTS (1.1%)
  480,000   Lear Corp.*                                                   11,190
   37,315   Visteon Corp.                                                    522
--------------------------------------------------------------------------------
                                                                          11,712
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (2.6%)
  180,000   Bank One Corp.                                                 5,726
  363,068   Fleet Boston Financial Corp.                                  13,002
   60,000   PNC Financial Services Group                                   3,053
  270,000   SouthTrust Corp.                                               6,649
--------------------------------------------------------------------------------
                                                                          28,430
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (3.0%)
  320,004   Bank of America Corp.                                         15,160
  300,000   Chase Manhattan Corp.                                         14,906
  120,000   First Union Corp.                                              3,098
--------------------------------------------------------------------------------
                                                                          33,164
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.4%)
   60,000   Anheuser-Busch Cos., Inc.                                      4,830
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.4%)
  500,000   Pepsi Bottling Group, Inc.                                    15,281
--------------------------------------------------------------------------------
            CHEMICALS (0.7%)
  550,000   Lyondell Petrochemical Co.                                     7,700
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (1.7%)
  330,224   Lucent Technologies, Inc.                                     14,447
   65,000   QualComm, Inc.*                                                4,221
--------------------------------------------------------------------------------
                                                                          18,668
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (3.8%)
  150,000   Hewlett-Packard Co.                                           16,378
  230,000   IBM Corp.                                                     25,861
--------------------------------------------------------------------------------
                                                                          42,239
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (2.9%)
  493,300   Cisco Systems, Inc.*                                          32,280
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.7%)
   74,000   Computer Associates International, Inc.                        1,836
  280,000   Microsoft Corp.*                                              19,548
  395,000   Oracle Corp.*                                                 29,699
--------------------------------------------------------------------------------
                                                                          51,083
--------------------------------------------------------------------------------
            CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.6%)
  367,500   American Greetings Corp. "A"                                   6,247
--------------------------------------------------------------------------------
            CONTAINERS - METALS & GLASS (0.3%)
  103,000   Ball Corp.                                                     3,573
--------------------------------------------------------------------------------
            DRUGS (4.6%)
  314,000   Merck & Co., Inc.                                             22,510
  291,950   Pharmacia Corp.                                               15,984
  225,000   Watson Pharmaceuticals, Inc.*                                 12,431
--------------------------------------------------------------------------------
                                                                          50,925
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.8%)
  260,000   Reliant Energy, Inc.                                           8,710
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (3.2%)
  528,000   General Electric Co.                                          27,159
  235,000   Honeywell International, Inc.                                  7,902
--------------------------------------------------------------------------------
                                                                          35,061
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.2%)
   57,210   Agilent Technologies, Inc.*                                    2,331
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (3.1%)
  512,000   Intel Corp.                                                   34,176
--------------------------------------------------------------------------------
            ENTERTAINMENT (1.0%)
  290,000   Walt Disney Co.                                               11,219
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (1.0%)
  151,000   Applied Materials, Inc.*                                      11,457
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.4%)
  245,000   PMI Group, Inc.                                               15,343
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (5.2%)
  460,788   Associates First Capital "A"                                  12,067
  295,000   Citigroup, Inc.                                               20,816
  270,000   Morgan Stanley Dean Witter & Co.                              24,637
--------------------------------------------------------------------------------
                                                                          57,520
--------------------------------------------------------------------------------
            FOODS (2.4%)
  271,800   Nabisco Holdings Corp. "A"                                    14,371
  584,600   Ralston Purina Group                                          11,802
--------------------------------------------------------------------------------
                                                                          26,173
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (4.9%)
  220,000   Abbott Laboratories                                            9,158
  300,000   American Home Products Corp.                                  15,919
  342,700   Bristol-Myers Squibb Co.                                      17,006
  125,000   Johnson & Johnson, Inc.                                       11,633
--------------------------------------------------------------------------------
                                                                          53,716
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.3%)
  329,000   Kimberly-Clark Corp.                                          18,897
  115,000   Procter & Gamble Co.                                           6,541
--------------------------------------------------------------------------------
                                                                          25,438
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.9%)
  212,000   MetLife, Inc.*                                                 4,452
  160,000   Stancorp Financial Group, Inc.                                 5,520
--------------------------------------------------------------------------------
                                                                           9,972
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (2.7%)
  337,500   American International Group, Inc.                            29,595
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (1.1%)
  316,500   Everest RE Group Ltd.                                         12,561
--------------------------------------------------------------------------------
            LEISURE TIME (0.8%)
  475,000   Brunswick Corp.                                                8,936
--------------------------------------------------------------------------------
            LODGING/HOTEL (0.8%)
  250,000   Starwood Hotels & Resorts Worldwide, Inc.                      8,531
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (1.1%)
  313,000   Deere & Co.                                                   12,070
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.5%)
  240,000   Eaton Corp.                                                   16,275
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (2.2%)
  360,000   Avery Dennison Corp.                                          19,530
  194,866   Energizer Holdings., Inc.*                                     4,701
--------------------------------------------------------------------------------
                                                                          24,231
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.8%)
  320,000   Bausch & Lomb, Inc.                                           19,900
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (1.5%)
  275,000   Coastal Corp.                                                 15,881
--------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (2.0%)
  350,000   Conoco, Inc. "A"                                               7,831
  690,000   Occidental Petroleum Corp.                                    13,973
--------------------------------------------------------------------------------
                                                                          21,804
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (3.1%)
  240,000   Exxon Mobil Corp.                                             19,200
  250,000   Royal Dutch Petroleum ADR                                     14,562
--------------------------------------------------------------------------------
                                                                          33,762
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (1.3%)
  428,300   Helmerich & Payne, Inc.                                       13,706
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (1.4%)
   68,250   Anadarko Petroleum Corp.                                       3,263
  245,000   Apache Corp.                                                  12,189
--------------------------------------------------------------------------------
                                                                          15,452
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.9%)
  113,600   Jefferson Smurfit Group plc ADR                                2,102
  160,000   Weyerhaeuser Co.                                               7,310
--------------------------------------------------------------------------------
                                                                           9,412
--------------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING (0.3%)
  250,000   Xerox Corp.                                                    3,719
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (0.8%)
  480,000   Norfolk Southern Corp.                                         8,940
--------------------------------------------------------------------------------
            RESTAURANTS (0.4%)
  245,000   Wendy's International, Inc.                                    4,150
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (3.0%)
  400,000   Sears, Roebuck & Co.                                          11,950
  380,000   Wal-Mart Stores, Inc.                                         20,876
--------------------------------------------------------------------------------
                                                                          32,826
--------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (1.1%)
  385,000   Washington Mutual, Inc.                                       12,368
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.9%)
  320,000   Hertz Corp. "A"                                               10,060
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.7%)
  175,000   First Data Corp.                                               8,061
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (1.9%)
  225,000   WorldCom, Inc.*                                                8,789
   75,000   AT&T Corp.                                                     2,321
  282,000   Sprint Corp.                                                  10,046
--------------------------------------------------------------------------------
                                                                          21,156
--------------------------------------------------------------------------------
            TELEPHONES (3.7%)
  210,000   SBC Communications, Inc.                                       8,938
  670,200   Verizon Communications                                        31,500
--------------------------------------------------------------------------------
                                                                          40,438
--------------------------------------------------------------------------------
            Total common stocks (cost: $763,125)                       1,055,881
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT
   (000)
------------

                         MONEY MARKET INSTRUMENTS (4.1%)
            COMMERCIAL PAPER
 $ 26,008   Household Finance Corp., 6.45%, 8/01/2000                     26,008
   18,285   General Electric Capital Corp., 6.46%, 8/02/2000              18,282
--------------------------------------------------------------------------------
            Total money market instruments (cost: $44,290)                44,290
--------------------------------------------------------------------------------
            Total investments (cost: $807,415)                        $1,100,171
================================================================================










USAA GROWTH & INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2000


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is $808,993,000.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

* Non-income producing.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JULY 31, 2000


ASSETS
   Investments in securities, at market value (identified
     cost of $807,415)                                            $ 1,100,171
   Cash                                                                   308
   Receivables:
     Capital shares sold                                                  128
     Dividends                                                            831
                                                                  -----------
         Total assets                                               1,101,438
                                                                  -----------

LIABILITIES
   Securities purchased                                                 1,142
   Capital shares redeemed                                                977
   USAA Investment Management Company                                     572
   USAA Transfer Agency Company                                           176
   Accounts payable and accrued expenses                                   97
                                                                  -----------
         Total liabilities                                              2,964
                                                                  -----------
            Net assets applicable to capital shares outstanding   $ 1,098,474
                                                                  ===========

REPRESENTED BY:
   Paid-in capital                                                $   787,824
   Accumulated undistributed net investment income                        394
   Accumulated net realized gain on investments                        17,500
   Net unrealized appreciation of investments                         292,756
                                                                  -----------
            Net assets applicable to capital shares outstanding   $ 1,098,474
                                                                  ===========
   Capital shares outstanding                                          55,498
                                                                  ===========
   Authorized shares of $.01 par value                                110,000
                                                                  ===========
   Net asset value, redemption price, and
     offering price per share                                     $     19.79
                                                                  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED JULY 31, 2000


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $71)               $   16,437
      Interest                                                            2,373
                                                                     ----------
         Total income                                                    18,810
                                                                     ----------
   Expenses:
      Management fees                                                     6,706
      Transfer agent's fees                                               2,557
      Custodian's fees                                                      173
      Postage                                                               391
      Shareholder reporting fees                                             99
      Directors' fees                                                         4
      Registration fees                                                      54
      Professional fees                                                      51
      Other                                                                  21
                                                                     ----------
         Total expenses                                                  10,056
                                                                     ----------
            Net investment income                                         8,754
                                                                     ----------
Net realized and unrealized gain (loss) on investments:
   Net realized gain                                                     22,463
   Change in net unrealized appreciation/depreciation                   (21,044)
                                                                     ----------
            Net realized and unrealized gain                              1,419
                                                                     ----------
Increase in net assets resulting from operations                     $   10,173
                                                                     ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED JULY 31,



                                                          2000         1999
                                                      --------------------------

From operations:
   Net investment income                              $    8,754     $    8,953
   Net realized gain on investments                       22,463         33,577
   Change in net unrealized appreciation/depreciation
      of investments                                     (21,044)       107,533
                                                      --------------------------
      Increase in net assets resulting from
         operations                                       10,173        150,063
                                                      --------------------------
Distributions to shareholders from:
   Net investment income                                  (8,731)        (9,064)
                                                      --------------------------
   Net realized gains                                    (36,134)       (51,105)
                                                      --------------------------
From capital share transactions:
   Proceeds from shares sold                             192,429        224,323
   Reinvested dividends                                   43,813         58,888
   Cost of shares redeemed                              (239,415)      (315,355)
                                                      --------------------------
      Decrease in net assets from
         capital share transactions                       (3,173)       (32,144)
                                                      --------------------------
Net increase (decrease) in net assets                    (37,865)        57,750
Net assets:
   Beginning of period                                 1,136,339      1,078,589
                                                      --------------------------
   End of period                                      $1,098,474     $1,136,339
                                                      ==========================

Accumulated undistributed net investment income:
   End of period                                      $      394     $      371
                                                      ==========================

Change in shares outstanding:
   Shares sold                                             9,786         12,107
   Shares issued for dividends reinvested                  2,321          3,690
   Shares redeemed                                       (12,225)       (17,319)
                                                      --------------------------
      Decrease in shares outstanding                        (118)        (1,522)
                                                      ==========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and current income. USAA Investment Management Company (the Manager) attempts to achieve these objectives by investing the Fund's assets primarily in dividend-paying equity securities.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of  securities,  excluding  short-term
securities,   for  the  year  ended  July  31,  2000,  were   $245,100,000   and
$286,533,000, respectively.

Gross unrealized appreciation and depreciation of investments as of July 31, 2000, were $346,996,000 and $54,240,000, respectively, and for tax purposes, $346,263,000 and $55,085,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .60% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

D. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended July 31, 2000, was $4,000.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                                 YEAR ENDED JULY 31,
                             ----------------------------------------------------------
                                2000        1999        1998        1997        1996
                             ----------------------------------------------------------

Net asset value at
   beginning of period       $    20.43  $    18.88  $    18.85  $    13.46  $    12.07
Net investment income               .16         .16         .21         .23         .24(a)
Net realized and
   unrealized gain                  -          2.46         .69        5.84        1.51
Distributions from net
   investment income               (.16)       (.16)       (.21)       (.23)       (.23)
Distributions of realized
   capital gains                   (.64)       (.91)       (.66)       (.45)       (.13)
                             ----------------------------------------------------------
Net asset value at
   end of period             $    19.79  $    20.43  $    18.88  $    18.85  $    13.46
                             ==========================================================
Total return (%)*                   .99       15.53        4.99       46.69       14.68
Net assets at
   end of period (000)       $1,098,474  $1,136,339  $1,078,589  $  825,092  $  371,801
Ratio of expenses to
   average net assets (%)           .90         .89         .85         .89         .95
Ratio of net investment
   income to average
   net assets (%)                   .78         .85        1.07        1.50        1.84
Portfolio turnover (%)            22.90       24.53       29.38       14.67       16.13


 * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.

(a) CALCULATED USING WEIGHTED AVERAGE SHARES.








DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777